Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Options and Warrants

Note 10 – Stock Options

A summary of stock options activity for the nine months ended September 30, 2021 is as follows:

	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2021	1,197,199	$0.36	4.17
Granted	561,920	$0.46	4.57
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding, September 30, 2021	1,759,119	$0.39	4.27

	Option Shares	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2021	1,197,199	$0.35
Granted	561,920	$0.46
Vested	-	-
Forfeited	-	-
Non-vested options, September 30, 2021	$1,759,119	$0.36

NOTE 11 – Stock Options and Warrants

A summary of stock options and warrants activity follows:

	Shares of Common Stock Exercisable Into
	Stock
	Options	Warrants	Total
Balance, December 31, 2018	20,167	7,492	27,659
Granted in 2019	56,667	-	56,667
Cancelled in 2019	(167)	-	(167)
Exercised in 2019	-	-	-

Balance, December 31, 2019	76,667	7,492	84,159
Granted in 2020	1,120,532	3,557,605	4,678,137
Cancelled 2020	-	-	-
Exercised 2020	-	-	-

Balance, December 31, 2020	1,197,199	3,565,097	4,762,296

Issued and outstanding stock options as of December 31, 2020 consist of:

Year	Number Outstanding	Exercise	Year of
Granted	And Exercisable	Price	Expiration

2018	20,000	$0.30	2023
2019	56,667	$0.30	2022
2020	1,120,532	$0.361	2025
	1,197,199

On June 11, 2018, the Company granted 10,000 options of CANB common stock to Carl Dilley, a former director of the Company, in exchange for the retirement of a total of 10,000 shares of CANB common stock from Carl Dilley. The options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of $0.30 per share. The Options are fully vested and are exercisable as of the Grant Date and all shall expire June 11, 2023. The value of the Stock Options ($84,000) were calculated using the Black Scholes option pricing model and the following assumptions: (i) $8.40 share price, (ii) 5 years term, (iii) 262.00% expected volatility, (iv) 2.80% risk free interest rate and the difference between this value and the fair value of retired shares was expensed in the quarterly period ended June 30, 2018.

On October 21, 2018, the Company granted 10,000 options of CANB common stock to Stanley L. Teeple, an officer and Director of the Company. The options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of $0.30 per share. The Options are fully vested and are exercisable as of the Grant Date and all shall expire October 1, 2023. The values of the Stock Options ($118,200) were calculated using the Black Scholes option pricing model and the following assumptions: (i) $11.82 share price, (ii) 5 years term, (iii) 221.96% expected volatility, (iv) 3.05% risk free interest rate and the fair value of options was expensed in the quarterly period ended December 31, 2018

On September 9, 2019, the Company granted 26,667 options of CANB common stock to Johnny Mack, a former officer of the Company. The options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of $0.30 per share. The Options are fully vested and are exercisable as of the Grant Date and all shall expire September 9, 2022. The values of the Stock Options ($192,000) were calculated using the Black Scholes option pricing model and the following assumptions: (i) $7.20 share price, (ii) 3 years term, (iii) 463,34% expected volatility, (iv) 1.46% risk free interest rate and the fair value of options was expensed in the quarterly period ended September 30, 2019.

On October 15, 2019, the Company granted 10,000 options of CANB common stock each to Frederick Alger Boyer, Jr., Ronald A. Silver and James F. Murphy, directors of the Company. The options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of $0.30 per share. The Options are fully vested and are exercisable as of the Grant Date and all shall expire October 15, 2022. The values of the Stock Options ($63,000 each) were calculated using the Black Scholes option pricing model and the following assumptions: (i) $6.30 share price, (ii) 3 years term, (iii) 463,34% expected volatility, (iv) 1.60% risk free interest rate and the fair value of options was expensed in the quarterly period ended December 31, 2019.

On December 9, 2020, the Company granted 12,500 options of CANB common stock to Ronald A. Silver, a director of the Company. The options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of $0.50 per share. The Options are fully vested and are exercisable as of the Grant Date and all shall expire December 9, 2025. The values of the Stock Option ($12,500) was calculated using the Black Scholes option pricing model and the following assumptions: (i) $.45 share price, (ii) 5 years term, (iii) 168% expected volatility, (iv).41% risk free interest rate and the fair value of options was expensed in the quarterly period ended December 31, 2020.

On December 29, 2020, the Company granted 277,008 options of CANB common stock each to Stanley Teeple, Pasquale Ferro, Phil Scala and Marco Alfonsi, Officers of the Company. The options are exercisable for the purchase of one share of the Registrant’s Common Stock at an exercise price of $0.36 per share. The Options are fully vested and are exercisable as of the Grant Date and all shall expire December 29, 2025. The values of the Stock Options ($140,997 each) were calculated using the Black Scholes option pricing model and the following assumptions: (i) $.51 share price, (ii) 5 years term, (iii) 168% expected volatility, (iv).41% risk free interest rate and the fair value of options was expensed in the quarterly period ended December 31, 2020.

Issued and outstanding warrants as of December 31, 2020 consist of:

Year	Number Outstanding	Exercise		Year of
Granted	And Exercisable	Price		Expiration

2010	825	$300		2020
2018	6,667	$13,034	(a)	2023
2020	3,557,605	$1,273,623		2025

Total	3,565,097

(a)	110% of the closing price of the Company’s common stock on the date that the Holder funds the full purchase price of the Note.